Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

Board Issued Stock

On July 11, 2023, the Company authorized the issuance of an aggregate of 32.9 thousand shares of common stock to the members of the board of directors as compensation earned during the first quarter of 2023.

Aggia Deal

On July 14, 2023 with an effective date of April 1, 2023, the Company amended its current Services Agreement with AGGIA. The new addendum, among other features, modifies the formula by which the Company will issue shares of common stock earned by AGGIA for net income generated through the Company’s Sadot Agri-Foods division from 80% of net income to 40% of net income. The overall intended effect will be to reduce, by 50%, the quarterly non-cash expenses related to stock issuances to AGGIA, streamline the reporting processes and is expected to have a favorable impact the Company’s financial performance.

On October 19, 2022, the Company formed Sadot Agri-Foods. On November 14, 2022, the Company, Sadot Agri-Foods and Aggia entered into a Services Agreement (the “Services Agreement”) whereby Sadot Agri-Foods engaged Aggia to provide certain advisory services to Sadot Agri-Foods for creating, acquiring and managing Sadot Agri-Foods’ business of wholesaling food and engaging in the purchase and sale of physical food commodities. The closing date of the Services Agreement was November 16, 2022. The parties entered into Addendum 1 to the Services Agreement on November 17, 2022. Further, on July 14, 2023 (the “Addendum Date”), effective April 1, 2023, the parties entered into Addendum 2 to the Services Agreement (“Addendum 2”) pursuant to which the parties amended the compensation that Aggia is entitled.

Pursuant to Addendum 2, on the Addendum Date, the Company issued 8.9 million shares (the “Shares”) of common stock, par value $0.0001 per share, of the Company, which such Shares represent 14.4 million Shares that Aggia is entitled to receive pursuant to the Services Agreement less the 5.6 million Shares that have been issued to Aggia pursuant to the Services Agreement as of the Addendum Date. The Company will not issue Aggia in excess of 14.4 million Shares representing 49.9% of the number of issued and outstanding shares of common stock as of the effective date of the Services Agreement. The Shares shall be considered issued and outstanding as of the Addendum Date and Aggia shall hold all rights associated with such Shares. The Shares vest on a progressive schedule, at a rate equal to the net income of Sadot Agri-Foods, calculated quarterly divided by $3.125, which for accounting purposes shall equal 40% of the net income of Sadot Agri-Foods, calculated quarterly divided by $1.25. During the 30 day period after July 14, 2028 (the “Share Repurchase Date”), Aggia may purchase any Shares not vested. All Shares not vested or purchased by Aggia, shall be repurchased by the Company from Aggia at per share price of $0.001 per share. Further, the parties clarified that the Lock Up Agreement previously entered between the Company and Aggia dated November 16, 2022 shall be terminated on May 16, 2024 provided that any Shares that have not vested or been purchased by Aggia may not be transferred, offered, pledged, sold, subject to a contract to sell, granted any options for the sale of or otherwise disposed of, directly or indirectly. Following the Share Repurchase Date, in the event that there is net income for any fiscal quarter, then an amount equal to 40% of the net income shall accrue as debt payable by Sadot Agri-Foods to Aggia (the “Debt”), until such Debt has reached a maximum of $71.5 million.

Company Name Change

Effective July 27, 2023, the Company changed its name to Sadot Group Inc. The name change was made in accordance with Section 92A.180 of the Nevada Revised Statutes by merging a wholly-owned subsidiary of the Company with and into the Company, with the Company being the surviving corporation in the merger. The Company effectuated the merger by filing Articles of Merger with the Secretary of State of the State of Nevada. In connection with the merger, the Company amended Article I of its Articles of Incorporation to change the Company’s corporate name to Sadot Group Inc. With the exception of the name change, there were no other changes to the Company’s Articles of Incorporation.

Additionally, as of the opening of trading on July 27, 2023, the ticker symbol of the Company’s common stock on The Nasdaq Capital Market will be “SDOT” and the CUSIP number of the Company’s common stock (627333107) will remain unchanged. The Company’s name and ticker symbol change do not affect the rights of the Company’s security holders, creditors, customers or suppliers. Following the name change, any stock certificates that reflect the Company’s prior name, if any, will continue to be valid.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Warrant Exercise Agreement

On July 27, 2023 (the “Closing Date”), the Company entered into a Warrant Exercise Agreement (the “Exercise Agreement”) with Altium Growth Fund Ltd. (the “Exercising Holder”), the holder of outstanding warrants to purchase 2.2 million shares of common stock of the Company issued in November 2021 (collectively, the “Original Warrants”), whereby the Exercising Holder exercised the Original Warrants in consideration of 2.2 million shares of common stock (the “Shares”). The Company received aggregate gross proceeds before expenses of approximately $2.2 million. In order to induce the Exercising Holder to exercise the Original Warrants, the Company reduced the exercise price on the Original Warrants from $1.385 to $1.00 per share.

Additional Warrants Issued

In connection with the exercise of the Original Warrants, the Company issued an additional warrant to the Exercising Holder that is exercisable for the number of shares of common stock equal to one hundred percent of the Shares purchased by the Exercising Holder (the “Additional Warrant”). The Additional Warrant is substantially identical to the Original Warrants, except that the exercise price of the Additional Warrant is $2.40. The Company is obligated to file a registration statement covering the shares of common stock underlying the warrants within 30 days and to have the registration statement declared effective within 90 days after filing with the Commission.

Line of Credit

On August 1, 2023, the Company paid off its line of credit in the amount of $3.5 million.

Promissory Notes

On July 12, 2023, the Company issued a Convertible Promissory Note in the principal amount of $0.6 million in consideration of cash in the amount of $0.5 million. The Convertible Promissory Note was paid off in full on July 31, 2023.

On July 18, 2023, the Company issued a Convertible Promissory Note in the principal amount of $0.2 million in consideration of cash in the amount of $0.2 million. The Convertible Promissory Note was paid off in full on July 31, 2023.

On July 18, 2023, the Company issued a Convertible Promissory Note in the principal amount of $0.2 million in consideration of cash in the amount of $0.2 million. The Convertible Promissory Note was paid off in full on August 2, 2023.

Strategic Restructuring

On August 4, 2023 the Company announced its intention to strategically pivot towards the global food supply chain sector. The Company plans to reduce restaurant operating expenses by closing underperforming units while refranchising (selling) most of our remaining company-owned units. We will shift to a franchise, royalty-generating model focused on our successful Pokémoto concept.

NOTE 18 – SUBSEQUENT EVENTS

Common Stock

On January 5, 2023, the Company authorized the issuance of an aggregate of 31,308 shares of common stock to the members of the board of directors as compensation earned during the fourth quarter of 2022. The Company accrued for the liability as of December 31, 2022.

Stock Options

On February 27, 2023, the Company issued options to purchase an aggregate of 531,072 shares of our common stock. The options had an exercise price of $1.505 per share and vest ratably over 20 quarters with the first vesting occurring on March 31, 2023.

On March 15, 2023, the Company issued options to purchase 68,928 shares of our common stock. The options had an exercise price of $1.505 per share and vest ratably over 20 quarters with the first vesting occurring on March 31, 2023.

Appointment of Directors

On February 2, 2023, the Board appointed Na Yeon (“Hannah”) Oh and Ray Shankar to the Board of Directors, effective March 1, 2023.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NASDAQ Notice

On January 31, 2023, the Company received a letter from the Listing Qualifications Department (the “Staff”) of The NASDAQ Stock Market LLC (“NASDAQ”) notifying the Company that, based upon the Company’s non-compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on NASDAQ as set forth in NASDAQ Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”) as of January 31, 2023, the Company would need to request a hearing to appeal the determination.

The Company requested a hearing before a NASDAQ Hearings Panel (the “Panel”) on February 7, 2023. The hearing was scheduled for March 23, 2023. On March 2, 2023, the Company received notice from Nasdaq confirming that the Company has cured its bid price deficiency and has fully regained compliance with the Minimum Bid Price Rule.

Authorized Capital Stock

The Company’s board of directors and shareholders approved on February 28, 2023 an increase in the authorized capital stock to 150,000,000 shares of common stock, par value of $0.0001.

2023 Equity Incentive Plan

The Company’s board of directors and shareholders approved and adopted on February 28, 2023 the 2023 Equity Incentive Plan (“2023 Plan”) under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock Units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2023 Plan, the Company reserved 2,500,000 shares of common stock for issuance. As of the date of the issuance of these Consolidated Financial Statements no shares have been issued and 68,928 option to purchase shares have been awarded under the 2023 Plan.

Employment Agreement

On March 21, 2023, the Company entered into an Executive Employment Agreement with Jennifer Black (the “Black Agreement”), which replaced her prior employment agreement. Pursuant to the Black Agreement, Ms. Black will continue to be employed as Chief Financial Officer of the Company on an at will basis. During the term of the Black Agreement, Ms. Black is entitled to a base salary at the annualized rate of $250,000. Ms. Black will be eligible for a discretionary performance bonus up to 50% of her annual salary. Further, Ms. Black will be entitled to an additional bonus of $50,000 upon the Company obtaining approval of the Shareholder Matters and $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Ms. Black is terminated for any reason, she will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Ms. Black is terminated by the Company for any reason other than cause or resigns for a good reason, Ms. Black will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Black Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Black Agreement will automatically terminate and the prior employment agreement will again be in full effect.